Concentration Risk (Details) - Schedule of Group’s Total Accounts Receivable - Customer Concentration Risk [Member] - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Customer D [Member]
Percentage of the Group’s accounts receivable
Concentration risk, percentage	13.00%	14.00%
Customer E [Member]
Percentage of the Group’s accounts receivable
Concentration risk, percentage	10.00%	13.00%
Customer F [Member]
Percentage of the Group’s accounts receivable
Concentration risk, percentage	15.00%	11.00%
Customer G [Member]
Percentage of the Group’s accounts receivable
Concentration risk, percentage	[1]	12.00%

[1]	represent percentage less than 10%